Income Tax Benefit/(Expense) - Summary of Amounts That Would Be Recognized Directly in Equity if Brought to Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Amounts that would be recognized directly in equity if brought to account
Current tax recorded in equity (if brought to account)	$ (525)	$ (2,293)	$ (390)
Deferred tax recorded in equity (if brought to account)	905	1,266	879
Current and deferred tax relating to items credited (charged) directly to equity	$ 380	$ (1,027)	$ 489